Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 70% Portfolio

March 31, 2019

VF70-QTLY-0519
1.847120.112

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 73.8%
	Shares	Value
Fidelity Contrafund (a)	2,271,132	$28,389,156
Fidelity Diversified International Fund (a)	962,141	33,876,983
Fidelity Emerging Asia Fund (a)	106,071	4,553,614
Fidelity Emerging Markets Discovery Fund (a)	570,243	7,715,393
Fidelity Emerging Markets Fund (a)	889,556	27,389,429
Fidelity Equity-Income Fund (a)	510,942	28,888,652
Fidelity Europe Fund (a)	389,869	13,586,922
Fidelity Global Commodity Stock Fund (a)	1,194,128	14,854,952
Fidelity International Capital Appreciation Fund (a)	414,338	8,502,223
Fidelity International Discovery Fund (a)	697,739	28,439,834
Fidelity International Enhanced Index Fund (a)	2,796,739	25,841,865
Fidelity International Small Cap Fund (a)	580,837	14,950,755
Fidelity International Small Cap Opportunities Fund (a)	782,365	13,980,868
Fidelity International Value Fund (a)	2,424,913	19,035,571
Fidelity Japan Fund (a)	2,230,072	32,001,531
Fidelity Japan Smaller Companies Fund (a)	1,422,479	23,072,613
Fidelity Large Cap Value Enhanced Index Fund (a)	906,853	11,471,688
Fidelity Low-Priced Stock Fund (a)	553,606	26,523,258
Fidelity Mega Cap Stock Fund (a)	2,790,241	42,411,668
Fidelity Overseas Fund (a)	2,741,745	124,612,332
Fidelity Pacific Basin Fund (a)	248,151	7,447,025
Fidelity Real Estate Investment Portfolio (a)	143,547	6,374,920
Fidelity Stock Selector All Cap Fund (a)	12,598,651	556,608,419
Fidelity Value Discovery Fund (a)	502,849	13,883,674
TOTAL EQUITY FUNDS
(Cost $1,109,122,762)		1,114,413,345

Fixed-Income Funds - 24.0%
Fidelity Floating Rate High Income Fund (a)	1,605,922	15,192,024
Fidelity Inflation-Protected Bond Index Fund (a)	3,697,729	36,200,771
Fidelity Long Term Treasury Bond Index Fund (a)	1,711,359	22,555,708
Fidelity New Markets Income Fund (a)	981,262	14,767,990
Fidelity U.S. Bond Index Fund (a)	23,710,369	273,380,552
TOTAL FIXED-INCOME FUNDS
(Cost $352,707,843)		362,097,045

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.48% (b)	1,566,516	1,566,829
Fidelity Institutional Money Market Funds Prime Reserves Portfolio Class I (a)	18,200,021	18,205,481
Fidelity Investments Money Market Government Portfolio Institutional Class 2.35% (a)(c)	10,834,599	10,834,599
TOTAL MONEY MARKET FUNDS
(Cost $30,605,081)		30,606,909
	Principal Amount	Value

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 2.37% to 2.43% 4/18/19 to 6/20/19 (d)
(Cost $3,623,974)	3,630,000	3,623,947
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,496,059,660)		1,510,741,246
NET OTHER ASSETS (LIABILITIES) - 0.0%		(525,541)
NET ASSETS - 100%		$1,510,215,705

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	142	June 2019	$13,251,440	$241,564	$241,564
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	176	June 2019	9,305,120	177,965	177,965

TOTAL PURCHASED					$419,529

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	289	June 2019	41,006,210	(1,241,173)	(1,241,173)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	120	June 2019	22,964,901	370,306	370,306

TOTAL SOLD					$(870,867)

TOTAL FUTURES CONTRACTS					$(451,338)

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

The notional amount of futures sold as a percentage of Net Assets is 4.2%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,623,947.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,997
Total	$6,997

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Contrafund	$26,176,473	$493,021	$1,775,787	$250,646	$(54,812)	$3,550,261	$28,389,156
Fidelity Diversified International Fund	30,278,992	2,874,991	2,756,454	--	(441,424)	3,920,878	33,876,983
Fidelity Emerging Asia Fund	1,661,240	2,498,453	26,739	--	(59)	420,719	4,553,614
Fidelity Emerging Markets Discovery Fund	2,953,842	4,371,359	47,313	--	(1,860)	439,365	7,715,393
Fidelity Emerging Markets Fund	7,398,374	18,153,204	254,583	--	(4,290)	2,096,724	27,389,429
Fidelity Equity-Income Fund	27,184,323	526,674	1,775,563	284,523	(114,175)	3,067,393	28,888,652
Fidelity Europe Fund	11,358,592	1,133,245	198,013	--	(2,985)	1,296,083	13,586,922
Fidelity Floating Rate High Income Fund	14,682,106	330,281	234,506	190,059	1,313	412,830	15,192,024
Fidelity Global Commodity Stock Fund	13,463,284	140,239	234,506	--	(2,771)	1,488,706	14,854,952
Fidelity Inflation-Protected Bond Index Fund	48,838,691	395,955	14,200,664	38,641	(458,397)	1,625,186	36,200,771
Fidelity Institutional Money Market Funds Prime Reserves Portfolio Class I	21,330,108	2,980,594	6,107,614	122,389	580	1,813	18,205,481
Fidelity International Capital Appreciation Fund	7,157,990	366,744	117,021	--	2,046	1,092,464	8,502,223
Fidelity International Discovery Fund	24,640,244	2,711,643	1,920,698	--	(255,649)	3,264,294	28,439,834
Fidelity International Enhanced Index Fund	23,459,518	2,052,247	1,892,433	--	(173,102)	2,395,635	25,841,865
Fidelity International Small Cap Fund	11,013,386	3,068,639	226,278	--	694	1,094,314	14,950,755
Fidelity International Small Cap Opportunities Fund	11,260,626	1,617,495	208,122	--	3,769	1,307,100	13,980,868
Fidelity International Value Fund	16,168,659	1,814,430	282,808	--	(289)	1,335,579	19,035,571
Fidelity Investments Money Market Government Portfolio Institutional Class 2.35%	48,850,295	13,304,343	51,320,039	104,144	--	--	10,834,599
Fidelity Japan Fund	29,310,956	270,794	351,013	--	(2,575)	2,773,369	32,001,531
Fidelity Japan Smaller Companies Fund	21,536,336	--	--	--	--	1,536,277	23,072,613
Fidelity Large Cap Value Enhanced Index Fund	10,913,775	98,385	716,650	--	(54,951)	1,231,129	11,471,688
Fidelity Long Term Treasury Bond Index Fund	30,463,870	433,662	9,174,640	188,749	(390,897)	1,223,713	22,555,708
Fidelity Low-Priced Stock Fund	25,432,068	242,151	1,775,563	--	(120,340)	2,744,942	26,523,258
Fidelity Mega Cap Stock Fund	39,804,444	362,342	2,663,102	--	(316,289)	5,224,273	42,411,668
Fidelity New Markets Income Fund	6,865,297	7,530,436	204,282	163,946	(275)	576,814	14,767,990
Fidelity Overseas Fund	97,318,194	17,375,166	1,926,104	--	11,450	11,833,626	124,612,332
Fidelity Pacific Basin Fund	6,006,789	657,404	103,555	--	(394)	886,781	7,447,025
Fidelity Real Estate Investment Portfolio	4,724,873	918,365	88,966	2,867	1,694	818,954	6,374,920
Fidelity Stock Selector All Cap Fund	520,639,968	5,044,350	45,195,598	--	(2,244,401)	78,364,100	556,608,419
Fidelity U.S. Bond Index Fund	224,860,498	46,893,037	4,210,151	1,808,402	11,109	5,826,059	273,380,552
Fidelity Value Discovery Fund	13,361,982	120,557	887,679	--	(29,052)	1,317,866	13,883,674
Total	$1,379,115,793	$138,780,206	$150,876,444	$3,154,366	$(4,636,332)	$143,167,247	$1,505,550,470

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.